Performance Management - Nomura Focused Mid Cap Growth ETF	Feb. 05, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Focused Mid Cap Growth ETF performed?
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Table Narrative

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at global.nomuraassetmanagement.com/investments/etf or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	global.nomuraassetmanagement.com/investments/etf
Performance Availability Phone [Text]	844-469-9911